Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000198221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,850	$ 15,850	$ 15,850	$ 13,720	$ 13,794	$ 17,708	$ 11,335	$ 10,781	$ 11,538	$ 10,813	$ 9,153	$ 10,207
Average Annual Return, Percent	15.52%	8.01%	4.71%
C000005984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,787	$ 15,787	$ 15,787	13,671	13,753	17,671	11,317	10,770	11,531	10,813	9,153	10,207
Average Annual Return, Percent	15.47%	7.95%	4.67%
C000005983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 14,310	$ 14,310	$ 14,310	12,431	12,528	16,259	10,519	10,107	10,937	10,371	8,904	10,069
Average Annual Return, Percent	13.34%	6.88%	3.65%
C000005983 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	14.34%	6.88%	3.65%
C000101856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 14,910	$ 14,910	$ 14,910	12,985	13,121	16,941	10,904	10,429	11,230	10,587	9,022	10,133
Average Annual Return, Percent	14.83%	7.41%	4.08%
C000005981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 14,520	$ 14,520	$ 14,520	12,613	12,711	16,372	10,512	10,030	10,771	10,128	8,606	9,631
Average Annual Return, Percent	9.08%	6.52%	3.80%
C000005981 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.12%	7.68%	4.36%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 14,838	$ 14,838	$ 14,838	$ 12,710	$ 12,891	$ 14,717	$ 10,308	$ 10,675	$ 11,387	$ 10,383	$ 8,781	$ 9,910
Average Annual Return, Percent	16.74%	6.81%	4.03%